Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 99,000	Fees	MEXICO		Federal Government of Mexico
#: 2
	885,000	Fees	MEXICO		Federal Government of Mexico
#: 3
	9,873,000	Taxes	MEXICO		Federal Government of Mexico
#: 4
	1,100,000	Royalties	MEXICO		Federal Government of Mexico
#: 5
	455,000	Fees	MEXICO	JALISCO	Municipal Government of San Sebastian
#: 6
	74,000	Taxes	MEXICO			El Cubo Mine
#: 7
	28,000	Fees	MEXICO			El Cubo Mine
#: 8
	39,000	Taxes	MEXICO			Bolanitos Mine
#: 9
	300,000	Royalties	MEXICO			Bolanitos Mine
#: 10
	86,000	Fees	MEXICO			Bolanitos Mine
#: 11
	7,359,000	Taxes	MEXICO			Guanacevi Mine
#: 12
	800,000	Royalties	MEXICO			Guanacevi Mine
#: 13
	71,000	Fees	MEXICO			Guanacevi Mine
#: 14
	137,000	Fees	MEXICO			Guadalupe Project
#: 15
	5,000	Taxes	MEXICO			Pitarrilla Project
#: 16
	124,000	Fees	MEXICO			Pitarrilla Project
#: 17
	32,000	Taxes	MEXICO			Terronera Project
#: 18
	799,000	Fees	MEXICO			Terronera Project
#: 19
	2,364,000	Taxes	MEXICO			Exploration Projects
#: 20
	$ 194,000	Fees	MEXICO			Exploration Projects